SUMMARY OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Deferred sales	$ 388,691	$ 547,217	$ 1,449,359
Liability associated with uncertain tax positions	925,794	921,987	904,643
Accrued severance expense			700,000
Payroll and employee benefits	427,473	478,360	523,454
Settlement liability, current portion		341,919	376,921
Lease liability, current portion		134,578	373,398
Other operational accruals	1,550,862	530,189	499,639
Accrued and other current liabilities	3,364,308	3,079,782	$ 4,827,414
Lease liability, current portion	70,789	134,578
Due to related parties	$ 699	$ 125,532